Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule Of Stock Based Compensation Expense [Abstract]
Schedule of Weighted Average Grant Fair Value of Stock Options using Black-Scholes Option-pricing Model
The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the three months ended March 31, 2022:

Risk-free interest rate	1.8%
Expected term (in years)	6.0
Expected volatility	76.5%
Expected dividend yield	0%

The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the years ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020

Risk-free interest rate	0.8%	1.0%
Expected term (in years)	4.65	6.0
Expected volatility	80.4%	67.8%
Expected dividend yield	—%	—%

Schedule of Stock Option Activity
The following table summarizes option activity with service conditions under the 2021 Plan and the 2017 Plan:

	Options	Weighted average exercise price	Weighted average contract life	Aggregate Intrinsic Value
Balance at January 1, 2022	24,064,586	$4.23	7.4	$56,525
Granted	120,727	$5.08
Exercised	(10,255)	$3.74
Forfeited	(175,852)	$6.89

Outstanding at March 31, 2022	23,999,206	$4.22	8.59	$117,847
Vested and expected to vest March 31, 2022	23,999,206	$4.22	8.59	$117,847
Exercisable at March 31, 2022	20,203,497	$3.55	8.55	$111,059

The following table summarizes option activity under the 2021 Plan and the 2017 Plan:

	Options	Weighted average exercise price	Weighted average contract life	Aggregate Intrinsic Value

Balance at December 31, 2019	13,954,174	$0.75	7.6	$40,572
Granted	4,662,072	3.70
Exercised	(108,369)	3.88
Forfeited	(1,340,712)	2.17

Outstanding at December 31, 2020	17,167,165	$1.63	7.3	$100,633

Granted	9,681,736	8.57
Exercised	(703,512)	0.91
Forfeited	(2,080,803)	4.04

Outstanding at December 31, 2021	24,064,586	$4.23	7.4	$56,525

Vested and expected to vest December 31, 2021	24,064,586	$4.23	7.4	$56,525
Exercisable at December 31, 2021	17,840,068	$3.51	6.9	$51,898

Schedule of Activity Related to RSU Stock-Based Payment Awards
The following table summarizes activity related to RSU stock-based payment awards:

	Number Shares	Weighted average grant date fair value
Outstanding at December 31, 2021	474,700	$7.20
Granted	54,466	$4.59
Forfeited	(11,550)	$7.20

Outstanding at March 31, 2022	517,616	$6.93

The following table summarizes activity related to RSU stock-based payment awards:

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2020	—	$—
Granted	488,600	7.20
Forfeited	(13,900)	7.20

Outstanding at December 31, 2021	474,700	$7.20

Schedule of Stock-based Compensation Expense
The Company recorded stock-based compensation expense in the following expense categories of its condensed consolidated statements of operations:

	Three Months Ended March 31,
	2022	2021
Cost of revenue	$37	$16
Research and development	248	347
Selling, general and administrative	2,137	646

	$2,422	$1,009

The company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations:

	Year Ended December 31,
	2021	2020
Cost of goods sold	$72	$70
Research and development	11,105	1,384
Selling, general and administrative	28,833	2,917

	$40,010	$4,371